Shareholder Fees - FidelitySAIConvertibleArbitrageFund-PRO	Apr. 01, 2025 USD ($)
FidelitySAIConvertibleArbitrageFund-PRO | Fidelity SAI Convertible Arbitrage Fund
Shareholder Fees:
(fees paid directly from your investment)	none